Expense Example - Innovator International Developed Power Buffer ETF - August - Innovator International Developed Power Buffer ETF - August	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271